Investments	12 Months Ended
Dec. 31, 2018
Investments [Abstract]
Investments

Note 5	Investments

Amortized cost, gross unrealized gains (losses) and fair value for fixed income securities
	Amortized cost	Gross unrealized		Fair value
($ in millions)		Gains	Losses
December 31, 2018
U.S. government and agencies	$5,386	$137	$(6)	$5,517
Municipal	8,963	249	(43)	9,169
Corporate	40,536	490	(890)	40,136
Foreign government	739	13	(5)	747
ABS	1,049	6	(10)	1,045
RMBS	377	89	(2)	464
CMBS	63	8	(1)	70
Redeemable preferred stock	21	1	—	22
Total fixed income securities	$57,134	$993	$(957)	$57,170

December 31, 2017
U.S. government and agencies	$3,580	$56	$(20)	$3,616
Municipal	8,053	311	(36)	8,328
Corporate	42,996	1,234	(204)	44,026
Foreign government	1,005	27	(11)	1,021
ABS	1,266	13	(7)	1,272
RMBS	480	101	(3)	578
CMBS	124	6	(2)	128
Redeemable preferred stock	21	2	—	23
Total fixed income securities	$57,525	$1,750	$(283)	$58,992

Scheduled maturities for fixed income securities
	As of December 31, 2018
($ in millions)	Amortized cost	Fair value
Due in one year or less	$3,344	$3,348
Due after one year through five years	27,862	27,742
Due after five years through ten years	17,033	16,773
Due after ten years	7,406	7,728
	55,645	55,591
ABS, RMBS and CMBS	1,489	1,579
Total	$57,134	$57,170

Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Net investment income
	For the years ended December 31,
($ in millions)	2018	2017	2016
Fixed income securities	$2,077	$2,078	$2,060
Equity securities	170	174	137
Mortgage loans	217	206	217
Limited partnership interests (1)(2)	705	889	561
Short-term investments	73	30	16
Other	272	236	222
Investment income, before expense	3,514	3,613	3,213
Investment expense	(274)	(212)	(171)
Net investment income	$3,240	$3,401	$3,042

(1)
Due to the adoption of the recognition and measurement accounting standard, limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net investment income.

(2)	Includes net investment income of $451 million for EMA limited partnership interests and $254 million for limited partnership interests carried at fair value for 2018.

Realized capital gains (losses) by asset type
	For the years ended December 31,
($ in millions)	2018	2017	2016
Fixed income securities	$(237)	$94	$(91)
Equity securities	(594)	255	23
Mortgage loans	2	1	—
Limited partnership interests	(101)	132	(21)
Derivatives	46	(46)	3
Other	7	9	(4)
Realized capital gains and losses	$(877)	$445	$(90)

Realized capital gains (losses) by transaction type
	For the years ended December 31,
($ in millions)	2018	2017	2016
Impairment write-downs (1)	$(14)	$(102)	$(234)
Change in intent write-downs (1)	—	(48)	(69)
Net OTTI losses recognized in earnings	(14)	(150)	(303)
Sales (1)	(215)	641	213
Valuation of equity investments (1) (2)	(691)	—	—
Valuation and settlements of derivative instruments	43	(46)	—
Realized capital gains and losses	$(877)	$445	$(90)

(1)
Due to the adoption of the recognition and measurement accounting standard, equity securities are reported at fair value with changes in fair value recognized in valuation of equity investments and are no longer included in impairment write-downs, change in intent write-downs and sales.

(2)	Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities.
Gross gains of $120 million and gross losses of $347 million were realized on sales of fixed income securities during 2018. Gross gains of $737 million and $631 million and gross losses of $276 million and $461 million were realized on sales of fixed income and equity securities during 2017 and 2016, respectively.
The following table presents the net pre-tax appreciation (decline) during 2018 of equity securities and limited partnership interests carried at fair value still held as of December 31, 2018, recognized in net income.

Net appreciation (decline) recognized in net income
For the year ended
($ in millions)	December 31, 2018
Equity securities	$(261)
Limited partnership interests carried at fair value	249
Total	$(12)

OTTI losses by asset type
	For the years ended December 31,
($ in millions)	2018			2017			2016
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$—	$—	$—	$(1)	$(3)	$(4)	$—	$—	$—
Corporate	(4)	2	(2)	(9)	3	(6)	(33)	9	(24)
ABS	(1)	(2)	(3)	(1)	(2)	(3)	(6)	—	(6)
RMBS	(1)	—	(1)	(2)	(3)	(5)	—	(1)	(1)
CMBS	(3)	(1)	(4)	(9)	1	(8)	(15)	2	(13)
Total fixed income securities	(9)	(1)	(10)	(22)	(4)	(26)	(54)	10	(44)
Equity securities (1)	—	—	—	(86)	—	(86)	(194)	—	(194)
Mortgage loans	—	—	—	(1)	—	(1)	—	—	—
Limited partnership interests (1)	(3)	—	(3)	(32)	—	(32)	(56)	—	(56)
Other	(1)	—	(1)	(5)	—	(5)	(9)	—	(9)
OTTI losses	$(13)	$(1)	$(14)	$(146)	$(4)	$(150)	$(313)	$10	$(303)

(1)
Due to the adoption of the recognition and measurement accounting standard, equity securities and limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net income and are no longer included in the table above.

OTTI losses included in AOCI at the time of impairment for fixed income securities which were not included in earnings
($ in millions)	December 31, 2018	December 31, 2017
Municipal	$(5)	$(5)
Corporate	(2)	—
ABS	(10)	(15)
RMBS	(67)	(77)
CMBS	(2)	(4)
Total	$(86)	$(101)

The amounts exclude $180 million and $208 million as of December 31, 2018 and 2017, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

Rollforward of the cumulative credit losses recognized in earnings for fixed income securities held
	As of December 31,
($ in millions)	2018	2017	2016
Beginning balance	$(226)	$(318)	$(392)
Additional credit loss for securities previously other-than-temporarily impaired	(7)	(18)	(21)
Additional credit loss for securities not previously other-than-temporarily impaired	(3)	(8)	(23)
Reduction in credit loss for securities disposed or collected	30	116	117
Change in credit loss due to accretion of increase in cash flows	2	2	1
Ending balance	$(204)	$(226)	$(318)

The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security’s original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an OTTI for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in AOCI. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

Unrealized net capital gains and losses included in AOCI
($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2018		Gains	Losses
Fixed income securities	$57,170	$993	$(957)	$36
Short-term investments	3,027	—	—	—
Derivative instruments	—	—	(3)	(3)
EMA limited partnerships (1)				—
Unrealized net capital gains and losses, pre-tax				33
Amounts recognized for:
Insurance reserves (2)				—
DAC and DSI (3)				(33)
Amounts recognized				(33)
Deferred income taxes				(2)
Unrealized net capital gains and losses, after-tax				$(2)

(1)
Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ OCI. Fair value and gross unrealized gains and losses are not applicable.

(2)
The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate fixed annuities).

(3)
The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

Unrealized net capital gains and losses included in AOCI
($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2017		Gains	Losses
Fixed income securities	$58,992	$1,750	$(283)	$1,467
Equity securities	6,621	1,172	(12)	1,160
Short-term investments	1,944	—	—	—
Derivative instruments (1)	2	2	(3)	(1)
EMA limited partnerships				1
Unrealized net capital gains and losses, pre-tax				2,627
Amounts recognized for:
Insurance reserves				(315)
DAC and DSI				(196)
Amounts recognized				(511)
Deferred income taxes				(454)
Unrealized net capital gains and losses, after-tax				$1,662

(1)	Included in the fair value of derivative instruments is $2 million classified as liabilities.

Change in unrealized net capital gains (losses)
	For the years ended December 31,
($ in millions)	2018	2017	2016
Fixed income securities	$(1,431)	$204	$516
Equity securities (1)	—	651	233
Derivative instruments	(2)	(3)	(4)
EMA limited partnerships	(1)	5	—
Total	(1,434)	857	745
Amounts recognized for:
Insurance reserves	315	(315)	—
DAC and DSI	163	(50)	(79)
Amounts recognized	478	(365)	(79)
Deferred income taxes	202	117	(233)
(Decrease) increase in unrealized net capital gains and losses, after-tax	$(754)	$609	$433

(1)
Upon adoption of the recognition and measurement accounting standard on January 1, 2018, $1.16 billion of pre-tax unrealized net capital gains for equity securities were reclassified from AOCI to retained income. See Note 2 for further details.

Portfolio monitoring
The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in OCI.
The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential OTTI using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of OTTI for these securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

Gross unrealized losses and fair value by type and length of time held in a continuous unrealized loss position
($ in millions)	Less than 12 months			12 months or more
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses	Total unrealized losses
December 31, 2018
Fixed income securities
U.S. government and agencies	11	$55	$—	38	$364	$(6)	$(6)
Municipal	943	1,633	(10)	1,147	1,554	(33)	(43)
Corporate	1,735	19,243	(543)	645	8,374	(347)	(890)
Foreign government	7	20	(1)	27	412	(4)	(5)
ABS	64	454	(5)	28	161	(5)	(10)
RMBS	166	30	—	195	52	(2)	(2)
CMBS	3	7	—	2	—	(1)	(1)
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	2,930	$21,442	$(559)	2,082	$10,917	$(398)	$(957)
Investment grade fixed income securities	2,348	$17,485	$(331)	2,021	$10,626	$(360)	$(691)
Below investment grade fixed income securities	582	3,957	(228)	61	291	(38)	(266)
Total fixed income securities	2,930	$21,442	$(559)	2,082	$10,917	$(398)	$(957)

December 31, 2017
Fixed income securities
U.S. government and agencies	66	$2,829	$(18)	18	$182	$(2)	$(20)
Municipal	1,756	3,143	(24)	165	349	(12)	(36)
Corporate	781	11,616	(102)	208	3,289	(102)	(204)
Foreign government	45	580	(10)	5	44	(1)	(11)
ABS	57	476	(3)	9	34	(4)	(7)
RMBS	118	35	(1)	181	50	(2)	(3)
CMBS	2	1	—	6	23	(2)	(2)
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	2,826	18,680	(158)	592	3,971	(125)	(283)
Equity securities	127	369	(12)	2	—	—	(12)
Total fixed income and equity securities	2,953	$19,049	$(170)	594	$3,971	$(125)	$(295)
Investment grade fixed income securities	2,706	$17,668	$(134)	535	$3,751	$(98)	$(232)
Below investment grade fixed income securities	120	1,012	(24)	57	220	(27)	(51)
Total fixed income securities	2,826	$18,680	$(158)	592	$3,971	$(125)	$(283)

As of December 31, 2018, $902 million of the $957 million unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $902 million, $673 million are related to unrealized losses on investment grade fixed income securities. Of the remaining $229 million, $207 million have been in an unrealized loss position for less than 12 months. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P Global Ratings (“S&P”), a comparable rating from another nationally recognized rating agency, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third party rating. Unrealized losses on investment grade securities are principally related to an increase in market yields which may include increased risk-free interest rates and/or wider credit spreads since the time of initial purchase. The unrealized losses are expected to reverse as the securities approach maturity.
As of December 31, 2018, the remaining $55 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. Investment grade fixed income securities comprising $18 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $55 million, $37 million are related to below investment grade fixed income securities. Of these amounts, $3 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2018.
ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, and (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets.
As of December 31, 2018, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.
Limited partnerships
Investments in limited partnership interests include interests in private equity funds, real estate funds and other funds. As of December 31, 2018 and 2017, the carrying value of EMA limited partnerships totaled $5.73 billion and $5.41 billion, respectively, and limited partnerships carried at fair value as of December 31, 2018, while at cost as of December 31, 2017, totaled $1.78 billion and $1.33 billion, respectively. Principal factors influencing carrying value appreciation or decline include operating performance, comparable public company earnings multiples, capitalization rates and the economic environment. For equity method limited partnerships, the Company recognizes an impairment loss when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. Changes in fair value limited partnerships are recorded through net investment income and therefore are not tested for impairment.
Mortgage loans
The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $4.67 billion and $4.53 billion as of December 31, 2018 and 2017, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower.

Principal geographic distribution of commercial real estate exceeding 5% of the mortgage loans portfolio
	As of December 31,
(% of mortgage loan portfolio carrying value)	2018	2017
California	16.4%	19.9%
Texas	14.9	13.0
Illinois	7.8	7.1
New Jersey	6.8	7.6
Florida	6.1	6.4
North Carolina	5.1	4.0

Types of properties collateralizing the mortgage loan portfolio
	As of December 31,
(% of mortgage loan portfolio carrying value)	2018	2017
Apartment complex	34.4%	30.9%
Office buildings	24.5	23.8
Warehouse	15.8	15.7
Retail	14.4	18.0
Other	10.9	11.6
Total	100.0%	100.0%

Contractual maturities of the mortgage loan portfolio
	As of December 31, 2018
($ in millions)	Number of loans	Carrying value	Percent
2019	8	$171	3.7%
2020	13	119	2.6
2021	41	566	12.1
2022	32	553	11.8
Thereafter	189	3,261	69.8
Total	283	$4,670	100.0%

Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan’s expected future repayment cash flows discounted at the loan’s original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell or present value of the loan’s expected future repayment cash flows. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2018.
Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.
Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.

Carrying value of non-impaired mortgage loans summarized by debt service coverage ratio distribution
	As of December 31,
($ in millions)	2018			2017
Debt Service Coverage Ratio Distribution	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Below 1.0	$6	$31	$37	$3	$—	$3
1.0 - 1.25	273	—	273	345	—	345
1.26 - 1.50	1,192	—	1,192	1,141	30	1,171
Above 1.50	3,063	101	3,164	2,949	62	3,011
Total non-impaired mortgage loans	$4,534	$132	$4,666	$4,438	$92	$4,530

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

Net carrying value of impaired mortgage loans
	As of December 31,
($ in millions)	2018	2017
Impaired mortgage loans with a valuation allowance	$4	$4
Impaired mortgage loans without a valuation allowance	—	—
Total impaired mortgage loans	$4	$4
Valuation allowance on impaired mortgage loans	$3	$3

The average balance of impaired loans was $4 million, $7 million and $6 million during 2018, 2017 and 2016, respectively.

Rollforward of the valuation allowance on impaired mortgage loans
	For the years ended December 31,
($ in millions)	2018	2017	2016
Beginning balance	$3	$3	$3
Net increase in valuation allowance	—	1	—
Charge offs	—	(1)	—
Ending balance	$3	$3	$3

Payments on all mortgage loans were current as of December 31, 2018, 2017 and 2016.
Municipal bonds
The Company maintains a diversified portfolio of municipal bonds, including tax exempt and taxable securities, which totaled $9.17 billion and $8.33 billion as of December 31, 2018 and 2017, respectively. The municipal bond portfolio includes general obligations of state and local issuers and revenue bonds (including pre-refunded bonds, which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest).

Principal geographic distribution of municipal bond issuers exceeding 5% of the portfolio
	As of December 31,
(% of municipal bond portfolio carrying value)	2018	2017
Texas	12.3%	9.6%
California	7.4	7.0
Washington	6.2	5.4
New York	5.6	6.9
Florida	4.9	6.5

Short-term investments
Short-term investments, including commercial paper, money market funds, U.S. Treasury bills and other short-term investments, are carried at fair value. As of December 31, 2018 and 2017, the fair value of short-term investments totaled $3.03 billion and $1.94 billion, respectively.

Other investments
Other investments primarily consist of bank loans, policy loans, real estate, agent loans and derivatives. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Policy loans are carried at unpaid principal balances. Real estate is carried at cost less accumulated depreciation. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Derivatives are carried at fair value.

Other investments by asset type
($ in millions)	December 31, 2018	December 31, 2017
Bank loans	$1,350	$1,702
Policy loans	891	905
Real estate	791	632
Agent loans	620	538
Derivatives and other	200	195
Total	$3,852	$3,972

Concentration of credit risk
As of December 31, 2018, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholders’ equity, other than the U.S. government and its agencies.
Securities loaned
The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2018 and 2017, fixed income and equity securities with a carrying value of $1.40 billion and $1.09 billion, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $4 million, $7 million and $6 million in 2018, 2017 and 2016, respectively.
Other investment information
Included in fixed income securities are below investment grade assets totaling $5.23 billion and $7.57 billion as of December 31, 2018 and 2017, respectively.
As of December 31, 2018, fixed income securities and short-term investments with a carrying value of $147 million were on deposit with regulatory authorities as required by law.
As of December 31, 2018, the carrying value of fixed income securities and other investments that were non-income producing was $99 million.